NOTES PAYABLE (Details) - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Notes Payable	$ 48,000,000	$ 37,000,000	$ 370,000
Less: Debt discount, net of accretion	(120,085)	(55,982)
Notes Payable, Current, Net		314,018	$ 370,000
Long-term notes payable		24,274
Less: Debt discount, net of accretion		(67,726)
Notes Payable, Long-term, Net		24,274
Aug 2014 Debenture [Member]
Notes Payable	4,000,000	$ 4,000,000
Dec 2013 Debenture [Member]
Notes Payable	$ 11,000,000		$ 350,000
Feb 2014 Debenture [Member]
Notes Payable		$ 330,000
Jan 2013 Debenture [Member]
Notes Payable
September 2014 Debenture [Member]
Notes Payable		$ 9,222,200
Less: Debt discount, net of accretion		(67,726)
Long-term notes payable		92,000
January 2013 Debenture [Member]
Notes Payable		$ 37,000,000	$ 20,000